Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000015930 | Hawaii State, Housing Finance & Development9382881
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015930 | Hawaii State, Housing Finance & Development9382876
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015930 | Honolulu Hawaii City & County, Wastewater System Revenue9382843
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015930 | Hawaii State, Airports System Authority9382957
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015930 | Hawaii State, Airports System Authority9382969
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015930 | Hawaii State, Housing Finance & Development9383071
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | University of Hawaii9383068
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015930 | Hawaii State, Airports System Authority9382981
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015930 | Hawaii State9382953
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015930 | Hawaii State, Harbor System Revenue9382757
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Hawaii State, Housing Finance & Development9382881
Holdings [Line Items]
Percent of Total Investments	2.70%
C000015931 | Hawaii State, Housing Finance & Development9382876
Holdings [Line Items]
Percent of Total Investments	1.80%
C000015931 | Honolulu Hawaii City & County, Wastewater System Revenue9382843
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015931 | Hawaii State, Airports System Authority9382957
Holdings [Line Items]
Percent of Total Investments	1.70%
C000015931 | Hawaii State, Airports System Authority9382969
Holdings [Line Items]
Percent of Total Investments	1.60%
C000015931 | Hawaii State, Housing Finance & Development9383071
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | University of Hawaii9383068
Holdings [Line Items]
Percent of Total Investments	1.50%
C000015931 | Hawaii State, Airports System Authority9382981
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Hawaii State9382953
Holdings [Line Items]
Percent of Total Investments	1.30%
C000015931 | Hawaii State, Harbor System Revenue9382757
Holdings [Line Items]
Percent of Total Investments	1.30%